Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,401
Share-based payments expense during the period	2,446	£ 1,760
Ending balance	7,401
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	129,835	128,374
Share-based payments expense during the period	2,446	1,760
Share-based payments release for exercise of options	(82)	(108)
Issuance of warrants	70
Ending balance	132,269	130,026
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	23,026	19,843
Share-based payments expense during the period	2,446	1,760
Share-based payments release for exercise of options	(82)	(108)
Ending balance	25,390	21,495
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	32,843	34,565
Ending balance	32,843	34,565
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44
Issuance of warrants	70
Ending balance	114	44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818
Ending balance	40,818	40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	33,104	33,104
Ending balance	£ 33,104	£ 33,104